Trading Assets - Summary of Trading Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Disclosure of financial assets [line items]
Total trading assets	¥ 2,767,691	¥ 3,169,123	¥ 3,169,123
Debt instruments [member]
Disclosure of financial assets [line items]
Total trading assets	2,480,903		2,841,148
Equity instruments [member]
Disclosure of financial assets [line items]
Total trading assets	¥ 286,788		¥ 327,975